Result of Operations - Additional Information (Detail) - EUR (€) € in Thousands		1 Months Ended	6 Months Ended
		May 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reporting entity [line items]
Total Revenue				€ 2,500
Total R&D expenses	[1]		€ 12,706	11,136
Research and development expense increase percentage			14.00%
Total general and administrative expenses			€ (1,000)
Grant income recoverable cash advances received			517	553
Clinical Development Milestone Payments			1,300	1,306
Operating loss	[1]		(15,950)	(18,791)
Decrease in operating loss			2,800
Interest expense on finance leases			100
Decrease in loss for the period			2,500
Loss for the period	[1],[2]		(15,965)	€ (18,459)
Walloon Region [member]
Disclosure of reporting entity [line items]
Contracted recoverable cash advances		€ 1,100
Grant income recoverable cash advances received		500
Liability component of the cash settlement		€ 600
Contingent consideration and other financial liabilities [member]
Disclosure of reporting entity [line items]
Fair value adjustment			400
Income on fair value adjustment			400
Expense on fair value adjustment			€ 3,000

[1]	The interim condensed financial statements are unaudited financial statements
[2]	For the periods presented, the Group does not have any non-controlling interests and the loss for the period is fully attributable to owners of the parent.